January 24, 2003


                       DREYFUS PREMIER OPPORTUNITY FUNDS
                    - DREYFUS PREMIER MICRO-CAP GROWTH FUND

                            Supplement to Prospectus
                              dated July 31, 2002

     Effective February 1, 2003, Dreyfus Premier Micro-Cap Growth Fund will change its name to DREYFUS PREMIER ENTERPRISE FUND. The Fund's current investment policy to invest at least 80% of its assets in stocks of micro-cap companies will be modified, effective April 1, 2003, so that the Fund, under normal circumstances, will invest at least 65% of its assets in stocks of micro-cap companies.


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                                                               January 24, 2003


                       DREYFUS PREMIER OPPORTUNITY FUNDS
                    - DREYFUS PREMIER MICRO-CAP GROWTH FUND

               Supplement to Statement of Additional Information
                            dated November 15, 2002

     Effective February 1, 2003, Dreyfus Premier Micro-Cap Growth Fund will change its name to DREYFUS PREMIER ENTERPRISE FUND. The Fund's current investment policy to invest at least 80% of its assets in stocks of micro-cap companies will be modified, effective April 1, 2003, so that the Fund, under normal circumstances, will invest at least 65% of its assets in stocks of micro-cap companies. The portion of the Fund's Statement of Additional Information entitled "Investment Restrictions" will be modified to reflect such change in the Fund's investment policy.